File No. 333-116057
ICA No. 811-21587

As filed on December 2, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 39	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 40	[X]

(Check appropriate box or boxes)

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(Exact Name of Registrant as Specified in Charter)

4643 South Ulster Street, Denver, Colorado 80237
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 200-7600

Julian F. Sluyters, 4643 South Ulster Street, Denver, Colorado 80237
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and State of Colorado, on the 2nd day of December, 2011

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(Registrant)

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 2nd day of December, 2011.

	/s/ Julian F. Sluyters	Trustee, President, and
	Julian F. Sluyters	Principal Executive Officer

	/s/ Robert T. Kelly	Treasurer and
	Robert T. Kelly	Principal Financial Officer

	/s/ John R. Bartholdson*	Trustee
John R. Bartholdson

	/s/ Robert M. Hamje*	Trustee
Robert M. Hamje

	/s/ Jarrett B. Kling*	Trustee
Jarrett B. Kling

	/s/ L. Kent Moore*	Trustee
L. Kent Moore

*By:	/s/ Julian F. Sluyters
Julian F. Sluyters
Attorney-in-Fact

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INDEX TO EXHIBITS

Exhibits:
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document